Cover	May 26, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K of Daybreak Oil and Gas, Inc. (the “Company” or “Daybreak”) filed with the U.S. Securities and Exchange Commission (“the SEC”) on May 26, 2022 (the “Original Form 8-K”). The Original Form 8-K reported under Item 2.01 the completion of the previously disclosed acquisition of Reabold California, LLC (“Reabold”) contemplated by that certain Equity Exchange Agreement, dated as of October 20, 2021 (8-K filed on October 26, 2021) and Amended on February 14, 2022 (8-K filed on February 22, 2022). This Amendment No. 1 is being filed by the Company to amend the Original Form 8-K, solely to provide the disclosures required by Item 9.01 of this Form 8-K that were not previously filed with the original report. Except as provided herein, the disclosures made in the Original Form 8-K remain unchanged.
Document Period End Date	May 26, 2022
Entity File Number	000-50107
Entity Registrant Name	DAYBREAK OIL AND GAS, INC.
Entity Central Index Key	0001164256
Entity Tax Identification Number	91-0626366
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	1414 S. Friendswood Drive
Entity Address, Address Line Two	Suite 212
Entity Address, City or Town	Friendswood
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77546
City Area Code	(281)
Local Phone Number	996-4176
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false